Derivatives and Hedging (Tables)	12 Months Ended
May 31, 2019
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of Fair Values of Qualifying and Non-Qualifying Instruments Used in Hedging Transactions

The fair values of qualifying and non-qualifying instruments used in hedging transactions as of May 31, 2019 and May 31, 2018 are as follows:

(In thousands)			Fair Value
Derivatives Designated as Hedging Instruments		Balance Sheet Location	May 31, 2019	May 31, 2018
Assets:
	Foreign Currency Exchange (Cash Flow)	Other Current Assets	-	133
	Interest Rate Swap (Fair Value)	Other Current Assets	513	-
	Cross Currency Swap (Net Investment)	Other Current Assets	2,482	2,580
	Cross Currency Swap (Net Investment)	Other Assets (Long-Term)	6,163	1,986
Liabilities:
	Interest Rate Swap (Fair Value)	Other Accrued Liabilities	230	441
	Cross Currency Swap (Net Investment)	Other Long-Term Liabilities	4,276	5,293
	Interest Rate Swap (Fair Value)	Other Long-Term Liabilities	-	2,634

(In thousands)			Fair Value
Derivatives Not Designated as Hedging Instruments		Balance Sheet Location	May 31, 2019	May 31, 2018
Assets:
	Foreign Currency Exchange	Other Current Assets	51	7
Liabilities:
	Foreign Currency Exchange	Other Accrued Liabilities	-	2,985